PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Agricultural Products 2.4%
Bunge Ltd.	113,596	$12,344,477
Darling Ingredients, Inc.*	112,248	7,773,174
		20,117,651
Coal & Consumable Fuels 2.5%
Cameco Corp. (Canada)(a)	600,788	21,123,706
Construction & Engineering 1.4%
Ameresco, Inc. (Class A Stock)*(a)	194,810	11,339,890
Copper 8.8%
ERO Copper Corp. (Brazil)*	1,343,394	32,294,839
First Quantum Minerals Ltd. (Zambia)	276,881	8,212,047
Freeport-McMoRan, Inc.	391,393	17,475,698
Lundin Mining Corp. (Chile)	1,688,513	15,096,931
		73,079,515
Diversified Metals & Mining 7.2%
Glencore PLC (Australia)	3,918,159	23,828,035
Hudbay Minerals, Inc. (Canada)	1,218,661	7,264,001
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	2,180,999	23,122,410
Solaris Resources, Inc. (Canada)*	1,036,340	5,131,991
		59,346,437
Electrical Components & Equipment 2.4%
Array Technologies, Inc.*	358,437	6,828,225
FREYR Battery SA (Norway)*(a)	1,217,356	10,250,138
NEXTracker, Inc. (Class A Stock)*	61,952	2,623,667
		19,702,030
Fertilizers & Agricultural Chemicals 2.6%
CF Industries Holdings, Inc.	89,256	7,326,132
Corteva, Inc.	195,483	11,031,106
Nutrien Ltd. (Canada)(a)	51,643	3,557,686
		21,914,924
Gold 8.1%
Agnico Eagle Mines Ltd. (Canada)	447,418	23,449,178

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Barrick Gold Corp. (Canada)	1,352,873	$23,391,174
Endeavour Mining PLC (Burkina Faso)(a)	674,933	16,307,106
Osisko Mining, Inc. (Canada)*	1,821,975	4,338,529
		67,485,987
Heavy Electrical Equipment 0.3%
Alfen N.V. (Netherlands), 144A*(a)	36,400	2,525,912
Industrial Machinery 1.4%
Chart Industries, Inc.*(a)	63,120	11,497,939
Integrated Oil & Gas 9.0%
Chevron Corp.	170,327	27,875,717
Shell PLC (Netherlands), ADR	501,305	30,895,427
TotalEnergies SE (France), ADR	260,049	15,823,982
		74,595,126
Mortgage REITs 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	172,910	4,514,680
Oil & Gas Drilling 1.9%
Patterson-UTI Energy, Inc.	278,066	4,404,566
Transocean Ltd.*(a)	1,278,048	11,246,822
		15,651,388
Oil & Gas Equipment & Services 18.7%
Cactus, Inc. (Class A Stock)	310,782	15,781,510
Expro Group Holdings NV*(a)	428,540	9,509,303
Halliburton Co.	882,995	34,507,445
Schlumberger NV	761,692	44,437,111
Technip Energies NV (France)	340,942	7,770,751
TechnipFMC PLC (United Kingdom)*	1,572,031	28,831,049
Weatherford International PLC*	163,735	13,606,378
		154,443,547
Oil & Gas Exploration & Production 21.0%
Chesapeake Energy Corp.	229,171	19,328,282
Chord Energy Corp.	85,636	13,431,150
ConocoPhillips	173,269	20,397,227
Devon Energy Corp.	165,933	8,960,382
Diamondback Energy, Inc.	276,043	40,666,655

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
EQT Corp.(a)	141,709	$5,977,285
Hess Corp.	294,452	44,677,201
Kosmos Energy Ltd. (Ghana)*	895,387	6,357,248
Logan Energy Corp. (Canada)*	696,276	586,104
PDC Energy, Inc.	123,974	9,408,387
Sintana Energy, Inc. (Canada)*	637,992	166,919
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(f)	1,304,999	341,428
TXO Partners LP(a)	175,000	3,848,250
		174,146,518
Oil & Gas Refining & Marketing 2.4%
Valero Energy Corp.	153,704	19,813,983
Oil & Gas Storage & Transportation 3.2%
Cheniere Energy, Inc.	151,600	24,537,976
New Fortress Energy, Inc.	65,782	1,878,076
		26,416,052
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	80,558
Renewable Electricity 1.2%
Sunnova Energy International, Inc.*(a)	548,558	9,687,534
Semiconductor Equipment 1.4%
Enphase Energy, Inc.*(a)	26,664	4,048,395
SolarEdge Technologies, Inc.*	29,714	7,174,743
		11,223,138
Silver 0.7%
MAG Silver Corp. (Canada)*	454,206	5,483,608
Specialty Chemicals 0.5%
Livent Corp.*(a)	170,432	4,196,036

Total Long-Term Investments (cost $567,511,377)		808,386,159

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 8.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	13,761,337	$13,761,337
PGIM Institutional Money Market Fund (cost $56,443,962; includes $56,156,624 of cash collateral for securities on loan)(b)(wi)	56,528,931	56,495,013

Total Short-Term Investments (cost $70,205,299)		70,256,350

TOTAL INVESTMENTS 106.1% (cost $637,716,676)		878,642,509
Liabilities in excess of other assets(z) (6.1)%		(50,706,331)

Net Assets 100.0%		$827,936,178

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
PIPE—Private Investments in Public Equity
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust
SPAC—Special Purpose Acquisition Company

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $701,597 and 0.1% of net assets.
(1)	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,584,094; cash collateral of $56,156,624 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $421,986 is 0.1% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Unfunded commitment with a SPAC outstanding at July 31, 2023:
Issuer(1)	Shares	Unfunded Commitment Amount	Current Value	Unrealized Appreciation
GoGreen Investments Corp.^	452,817	$4,528,170	$5,149,209	$621,039
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).